THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND JANUARY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 98.3%	Shares	Value

COMMUNICATION SERVICES — 8.8%
Alphabet, Cl A *	376,446	$37,207,923
Alphabet, Cl C *	458,913	45,831,641
T-Mobile US *	192,053	28,675,433
Walt Disney *	155,661	16,887,662

		128,602,659

CONSUMER DISCRETIONARY — 9.5%
Amazon.com *	640,090	66,012,482
Dollar General	80,437	18,790,083
Home Depot	101,860	33,019,956
TJX	261,909	21,439,871

		139,262,392

CONSUMER STAPLES — 3.9%
Costco Wholesale	33,565	17,156,414
Mondelez International, Cl A	319,644	20,917,503
PepsiCo	107,288	18,348,394

		56,422,311

ENERGY — 4.4%
Chevron	108,141	18,818,697
ConocoPhillips	129,940	15,835,788
Pioneer Natural Resources	132,034	30,414,032

		65,068,517

FINANCIALS — 14.1%
BlackRock, Cl A	20,470	15,541,029
Blackstone, Cl A	269,658	25,876,382
Charles Schwab	432,496	33,483,840
CME Group, Cl A	53,374	9,429,051
Intercontinental Exchange	134,741	14,491,394
JPMorgan Chase	139,900	19,580,404
PNC Financial Services Group	135,899	22,481,772
S&P Global	76,927	28,843,009
SVB Financial Group *	51,855	15,683,026
US Bancorp	423,935	21,111,963

		206,521,870

HEALTH CARE — 14.4%
Abbott Laboratories	178,426	19,724,994
AstraZeneca PLC ADR	425,597	27,821,276
Danaher	116,465	30,791,017

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

HEALTH CARE (continued)
IQVIA Holdings *	83,917	$19,251,399
Stryker	89,847	22,804,067
Thermo Fisher Scientific	45,034	25,684,241
UnitedHealth Group	98,872	49,355,914
Zoetis, Cl A	99,021	16,386,985

		211,819,893

INDUSTRIALS — 7.7%
Honeywell International	175,688	36,627,434
Otis Worldwide	255,868	21,040,026
Raytheon Technologies	346,632	34,611,205
Union Pacific	100,892	20,601,138

		112,879,803

INFORMATION TECHNOLOGY — 27.3%
Adobe *	49,590	18,365,161
Analog Devices	127,598	21,879,229
Apple	341,002	49,203,179
Automatic Data Processing	51,151	11,550,407
Cisco Systems	575,101	27,990,166
Fidelity National Information Services	182,249	13,675,965
Fiserv *	170,638	18,203,662
Microsoft	383,282	94,981,112
QUALCOMM	143,845	19,161,592
Roper Technologies	55,992	23,894,586
Salesforce *	152,598	25,631,886
TE Connectivity	163,557	20,796,273
Visa, Cl A	243,231	55,994,208

		401,327,426

MATERIALS — 3.0%
Linde PLC	72,097	23,859,781
Martin Marietta Materials	57,308	20,610,249

		44,470,030

REAL ESTATE — 2.6%
American Tower, Cl A ‡	73,598	16,441,057
AvalonBay Communities ‡	41,957	7,444,850
Prologis ‡	115,438	14,923,825

		38,809,732

UTILITIES — 2.6%
American Water Works	35,623	5,574,643

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

UTILITIES (continued)
NextEra Energy	436,293	$32,560,547

		38,135,190

TOTAL COMMON STOCK (Cost $757,717,928)		1,443,319,823

CASH EQUIVALENT — 1.7%
First American Government Obligations Fund, Cl X, 4.140% (A)	24,241,933	24,241,933

TOTAL CASH EQUIVALENT (Cost $24,241,933)		24,241,933

TOTAL INVESTMENTS — 100.0% (Cost $781,959,861)		$1,467,561,756

Percentages are based on Net Assets of $1,467,637,034.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of January 31, 2023.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

ATF-QH-001-1900

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JANUARY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 97.1%	Shares	Value

COMMUNICATION SERVICES — 0.5%
Live Nation Entertainment *	45,691	$3,677,669

CONSUMER DISCRETIONARY — 17.4%
Aptiv PLC *	68,214	7,714,321
AutoZone *	10,615	25,888,393
Chipotle Mexican Grill, Cl A *	8,677	14,285,639
Domino’s Pizza	17,446	6,158,438
Five Below *	49,845	9,825,945
Floor & Decor Holdings, Cl A *	79,106	7,180,452
Marriott International, Cl A	54,829	9,550,115
Planet Fitness, Cl A *	101,813	8,618,470
Ross Stores	63,968	7,560,378
Tractor Supply	61,106	13,931,557
Ulta Beauty *	25,753	13,236,012

		123,949,720

CONSUMER STAPLES — 3.9%
Church & Dwight	52,522	4,246,929
Monster Beverage *	92,859	9,664,765
Sprouts Farmers Market *	189,503	6,054,621
US Foods Holding *	207,041	7,894,473

		27,860,788

ENERGY — 3.0%
Cheniere Energy	48,737	7,446,526
Diamondback Energy	93,782	13,703,426

		21,149,952

FINANCIALS — 5.8%
Ameriprise Financial	56,214	19,681,646
Ares Management, Cl A	107,259	8,901,424
MSCI, Cl A	24,738	13,149,731

		41,732,801

HEALTH CARE — 15.3%
Agilent Technologies	60,275	9,166,622
Align Technology *	38,953	10,506,793
Alnylam Pharmaceuticals *	52,153	11,807,439
AmerisourceBergen, Cl A	40,337	6,815,340
Avantor *	500,664	11,965,869
Charles River Laboratories International *	41,999	10,216,257

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

HEALTH CARE (continued)
Edwards Lifesciences *	65,906	$5,054,990
Humana	20,307	10,391,092
ICON PLC *	41,814	9,646,908
ResMed	57,875	13,216,914
Veeva Systems, Cl A *	59,906	10,216,968

		109,005,192

INDUSTRIALS — 14.6%
AMETEK	72,552	10,514,236
Cintas	16,800	7,454,832
CoStar Group *	80,306	6,255,838
Howmet Aerospace	204,641	8,326,842
Hubbell, Cl B	32,768	7,500,923
IAA *	112,428	4,691,621
IDEX	45,599	10,929,168
Ingersoll Rand	140,119	7,846,664
Masco	113,166	6,020,431
Oshkosh	52,245	5,265,251
Pentair PLC	56,122	3,108,036
Regal Rexnord	50,676	7,054,099
TransUnion	94,244	6,762,007
Waste Connections	66,460	8,832,534
Zurn Elkay Water Solutions	154,888	3,385,852

		103,948,334

INFORMATION TECHNOLOGY — 29.0%
Amphenol, Cl A	183,318	14,623,277
ANSYS *	38,676	10,301,739
Bill.com Holdings *	15,600	1,803,672
Cadence Design Systems *	101,720	18,597,468
CDW	62,583	12,268,145
Dynatrace *	141,781	5,448,644
Enphase Energy *	66,921	14,814,971
Entegris	94,336	7,613,859
EPAM Systems *	37,291	12,404,851
FleetCor Technologies *	36,553	7,632,632
Genpact	103,936	4,914,094
Global Payments	85,659	9,655,482
Keysight Technologies *	85,936	15,412,622
KLA	15,415	6,050,079
Marvell Technology	111,597	4,815,410
Microchip Technology	220,056	17,080,747
Palo Alto Networks *	101,905	16,166,209

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

INFORMATION TECHNOLOGY (continued)
Roper Technologies	28,245	$12,053,554
Synopsys *	43,476	15,379,635

		207,037,090

MATERIALS — 5.3%
Ashland	60,829	6,646,785
Berry Global Group	116,674	7,202,286
Crown Holdings	99,321	8,756,139
FMC	75,044	9,990,608
Livent *	207,410	5,376,067

		37,971,885

REAL ESTATE — 2.3%
SBA Communications, Cl A ‡	55,845	16,615,563

TOTAL COMMON STOCK (Cost $427,516,048)		692,948,994

CASH EQUIVALENT — 3.0%
First American Government Obligations Fund, Cl X, 4.140% (A)	21,060,931	21,060,931

TOTAL CASH EQUIVALENT (Cost $21,060,931)		21,060,931

TOTAL INVESTMENTS — 100.1% (Cost $448,576,979)		$714,009,925

Percentages are based on Net Assets of $713,620,952.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of January 31, 2023.

Cl — Class

PLC — Public Limited Company

ATF-QH-002-1800

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 67.0%	Shares	Value

COMMUNICATION SERVICES — 2.3%
Alphabet, Cl A * (A)	142,450	$14,079,758

CONSUMER DISCRETIONARY — 5.7%
Amazon.com * (A)	114,360	11,793,947
Home Depot	34,795	11,279,495
Service International	76,578	5,678,259
Vail Resorts	25,295	6,635,890

		35,387,591

CONSUMER STAPLES — 4.0%
Costco Wholesale	9,660	4,937,612
PepsiCo	62,231	10,642,746
Procter & Gamble	68,075	9,692,518

		25,272,876

ENERGY — 3.7%
Chevron	76,398	13,294,780
Pioneer Natural Resources	42,250	9,732,287

		23,027,067

FINANCIALS — 9.8%
Ares Capital	326,422	6,322,794
Ares Management, Cl A	88,130	7,313,909
Blue Owl Capital, Cl A	471,350	5,929,583
CME Group, Cl A	29,234	5,164,478
Golub Capital BDC	402,350	5,512,195
Hannon Armstrong Sustainable Infrastructure Capital	59,590	2,199,467
JPMorgan Chase	72,496	10,146,540
S&P Global	23,905	8,962,941
US Bancorp	187,982	9,361,504

		60,913,411

HEALTH CARE — 6.0%
Johnson & Johnson	66,985	10,946,689
Medtronic PLC	47,500	3,975,275
Novartis ADR	69,438	6,292,472
UnitedHealth Group	31,728	15,838,300

		37,052,736

INDUSTRIALS — 8.6%
IDEX	36,625	8,778,280
Lockheed Martin	24,964	11,564,823

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK (continued)	Shares	Value

INDUSTRIALS (continued)
Republic Services, Cl A	72,900	$9,099,378
Rollins	149,250	5,432,700
Triton International	43,503	3,073,052
Union Pacific	37,522	7,661,617
United Parcel Service, Cl B	42,892	7,944,885

		53,554,735

INFORMATION TECHNOLOGY — 19.4%
Apple	175,690	25,350,310
Automatic Data Processing	28,847	6,513,941
Broadcom	23,534	13,767,626
Cisco Systems	142,199	6,920,826
Fidelity National Information Services	74,500	5,590,480
Microchip Technology	140,036	10,869,594
Microsoft	120,583	29,881,673
QUALCOMM	72,015	9,593,118
Visa, Cl A	52,562	12,100,298

		120,587,866

MATERIALS — 1.7%
Linde PLC	32,136	10,635,088

REAL ESTATE — 4.0%
Crown Castle ‡	32,978	4,884,372
Invitation Homes ‡	134,357	4,366,602
Prologis ‡	58,500	7,562,880
VICI Properties, Cl A ‡	144,626	4,943,317
Weyerhaeuser ‡	85,884	2,956,986

		24,714,157

UTILITIES — 1.8%
NextEra Energy	149,010	11,120,616

TOTAL COMMON STOCK (Cost $273,734,157)		416,345,901

CORPORATE OBLIGATIONS — 19.4%	Face Amount

COMMUNICATION SERVICES — 2.4%
Comcast 2.937%, 11/01/56	$6,111,000	4,170,290
Diamond Sports Group 5.375%, 08/15/26(B)	4,500,000	331,875

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

COMMUNICATION SERVICES (continued)
Discovery Communications 3.800%, 03/13/24	$3,150,000	$3,096,198
T-Mobile USA 3.500%, 04/15/31	5,000,000	4,474,249
Verizon Communications 2.355%, 03/15/32	2,441,000	2,010,907
Warnermedia Holdings 3.428%, 03/15/24(B)	1,000,000	978,736

		15,062,255

CONSUMER DISCRETIONARY — 3.0%
Amazon.com 3.150%, 08/22/27	3,300,000	3,155,084
Ford Motor Credit 7.350%, 11/04/27	3,000,000	3,146,250
6.950%, 03/06/26	2,000,000	2,045,160
General Motors 6.800%, 10/01/27	2,500,000	2,662,386
Meritage Homes 3.875%, 04/15/29(B)	3,000,000	2,658,750
Newell Brands 4.450%, 04/01/26	5,000,000	4,750,200

		18,417,830

ENERGY — 1.8%
Cheniere Energy Partners 4.500%, 10/01/29	5,000,000	4,690,600
DCP Midstream Operating 6.750%, 09/15/37(B)	1,500,000	1,643,175
Kinder Morgan MTN 7.800%, 08/01/31	1,400,000	1,615,428
Sabine Pass Liquefaction 5.750%, 05/15/24	1,250,000	1,257,179
5.625%, 03/01/25	2,000,000	2,017,836

		11,224,218

FINANCIALS — 5.8%
Ally Financial 2.200%, 11/02/28	5,000,000	4,178,033
Ares Capital 3.875%, 01/15/26	5,000,000	4,703,326

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

FINANCIALS (continued)
Bank of America 5.200%, ICE LIBOR USD 3 Month + 3.135%(C)(D)	$2,000,000	$1,980,349
3.950%, 04/21/25	5,750,000	5,654,145
Goldman Sachs Group 6.552%, ICE LIBOR USD 3 Month + 1.750%, 10/28/27(C)	3,000,000	3,088,059
1.217%, 12/06/23	4,000,000	3,876,618
JPMorgan Chase 7.394%, ICE LIBOR USD 3 Month + 2.580%(C)(D)	1,000,000	995,000
6.000%, ICE LIBOR USD 3 Month + 3.300%(C)(D)	1,500,000	1,494,375
5.000%, TSFR3M + 3.380%(C)(D)	2,000,000	1,945,000
OneMain Finance 3.500%, 01/15/27	3,000,000	2,609,148
PNC Financial Services Group 8.492%, ICE LIBOR USD 3 Month + 3.678%(C)(D)	2,500,000	2,506,248
Wells Fargo MTN 4.100%, 06/03/26	3,000,000	2,948,691

		35,978,992

HEALTH CARE — 1.2%
AbbVie 4.250%, 11/21/49	3,500,000	3,133,073
HCA 5.375%, 02/01/25	3,050,000	3,061,521
5.000%, 03/15/24	1,250,000	1,247,063

		7,441,657

INDUSTRIALS — 1.0%
AerCap Ireland Capital DAC 3.000%, 10/29/28	1,000,000	881,542
Northrop Grumman 4.030%, 10/15/47	2,000,000	1,762,030
Quanta Services 2.900%, 10/01/30	3,750,000	3,219,989

		5,863,561

INFORMATION TECHNOLOGY — 2.8%
Apple 3.850%, 08/04/46	3,000,000	2,700,539
Broadcom 3.469%, 04/15/34(B)	2,500,000	2,072,819
CommScope Technologies 6.000%, 06/15/25(B)	1,734,000	1,642,150

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

INFORMATION TECHNOLOGY (continued)
Kyndryl Holdings 2.050%, 10/15/26	$1,000,000	$862,164
Oracle 6.150%, 11/09/29	3,000,000	3,206,562
Salesforce 3.700%, 04/11/28	3,000,000	2,936,396
Western Union 2.850%, 01/10/25	4,500,000	4,324,135

		17,744,765

MATERIALS — 0.3%
NOVA Chemicals 5.000%, 05/01/25(B)	2,000,000	1,923,318

REAL ESTATE — 1.1%
Boston Properties 2.750%, 10/01/26	1,000,000	919,418
Equinix 3.000%, 07/15/50	3,000,000	2,063,829
VICI Properties 5.125%, 05/15/32	4,000,000	3,826,400

		6,809,647

TOTAL CORPORATE OBLIGATIONS (Cost $134,258,262)		120,466,243

U.S. TREASURY OBLIGATIONS — 7.5%
U.S. Treasury Bonds 3.000%, 02/15/48	10,000,000	8,807,031
2.500%, 02/15/45	10,000,000	8,067,578

		16,874,609

U.S. Treasury Inflation Indexed Notes 0.500%, 01/15/28	12,069,400	11,550,321

U.S. Treasury Notes 2.000%, 08/15/25	10,000,000	9,521,094
1.625%, 05/15/31	10,000,000	8,700,391

		18,221,485

TOTAL U.S. TREASURY OBLIGATIONS (Cost $51,758,527)		46,646,415

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITY — 2.1%	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATION — 2.1%
FNMA 4.500%, 07/01/52	$13,009,306	$12,860,752

TOTAL MORTGAGE-BACKED SECURITY (Cost 12,835,588)		12,860,752

EXCHANGE TRADED FUNDS — 1.7%	Shares
iShares National Muni Bond ETF	53,290	5,761,715
Nuveen AMT-Free Quality Municipal Income Fund, Cl Institutional	409,191	4,746,615

TOTAL EXCHANGE TRADED FUNDS (Cost $10,933,458)		10,508,330

PREFERRED STOCK — 0.3%

FINANCIALS — 0.3%
Wells Fargo, 7.500%	1,700	2,138,583

TOTAL PREFERRED STOCK (Cost $2,066,538)		2,138,583

CASH EQUIVALENT — 2.4%
First American Government Obligations Fund, Cl X, 4.140% (E)	15,212,669	15,212,669

TOTAL CASH EQUIVALENT (Cost $15,212,669)		15,212,669

TOTAL INVESTMENTS — 100.4% (Cost $500,799,199)		$624,178,893

WRITTEN OPTIONS — (0.2%)	Contracts	Value

TOTAL WRITTEN OPTIONS — (0.2%) (Premiums Received $366,923)	(2,567)	$(1,013,700)

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2023 (Unaudited)

A list of the exchange traded option contracts held by the Fund at January 31, 2023, is as follows:

Description	Contracts	Notional Amount	Exercise Price	Expiration Date	Value

WRITTEN OPTIONS — (0.2%)
Call Options
Alphabet*	(1,424)	$(14,074,816)	$105	02/20/23	$(213,600)
Amazon*	(1,143)	(11,787,759)	100	02/20/23	(800,100)

Total Written Options		$(25,862,575)			$(1,013,700)

Percentages are based on Net Assets of $621,899,209.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security, or portion thereof, has been pledged as collateral on written equity options.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of January 31, 2023 was $11,250,823 which represents 1.8% of Net Assets.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.
(E)	The rate reported is the 7-day effective yield as of January 31, 2023.

ADR — American Depositary Receipt

BDC — Business Development Company

Cl — Class

DAC — Designated Activity Company

ETF — Exchange Traded Fund

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

PLC — Public Limited Company

USD — U.S. Dollar

ATF-QH-003-1800

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND JANUARY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 97.8%	Shares	Value

COMMUNICATION SERVICES — 2.4%
Live Nation Entertainment *	37,154	$2,990,526
Nexstar Media Group, Cl A	7,272	1,489,087

		4,479,613

CONSUMER DISCRETIONARY — 8.7%
Amazon.com *	56,139	5,789,615
Chipotle Mexican Grill, Cl A *	2,784	4,583,522
TJX	30,754	2,517,522
Ulta Beauty *	6,774	3,481,565

		16,372,224

CONSUMER STAPLES — 1.5%
Costco Wholesale	5,272	2,694,730

ENERGY — 4.2%
Devon Energy	23,177	1,465,713
EOG Resources	48,675	6,437,269

		7,902,982

FINANCIALS — 17.6%
Ares Management, Cl A	9,032	749,566
Blackstone, Cl A	61,523	5,903,747
Brown & Brown	76,707	4,491,962
Charles Schwab	53,378	4,132,525
Goldman Sachs Group	6,601	2,414,712
Kinsale Capital Group	12,777	3,557,628
LPL Financial Holdings	4,915	1,165,445
Morgan Stanley	25,013	2,434,515
S&P Global	19,682	7,379,569
SVB Financial Group *	2,474	748,236

		32,977,905

HEALTH CARE — 18.1%
AstraZeneca PLC ADR	51,647	3,376,165
Bio-Techne	16,869	1,343,785
Danaher	11,496	3,039,313
Edwards Lifesciences *	28,613	2,194,617
Elevance Health	5,183	2,591,448
Eli Lilly	19,476	6,702,665
ICON PLC *	9,775	2,255,190
IDEXX Laboratories *	8,294	3,985,267

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

HEALTH CARE (continued)
Intuitive Surgical *	18,958	$4,657,791
Zoetis, Cl A	23,080	3,819,509

		33,965,750

INDUSTRIALS — 11.2%
Cintas	8,830	3,918,224
CoStar Group *	56,598	4,408,984
L3Harris Technologies	10,292	2,210,927
Robert Half International	10,576	887,961
TransDigm Group *	5,232	3,755,268
United Rentals	6,717	2,961,861
Waste Management	17,809	2,755,587

		20,898,812

INFORMATION TECHNOLOGY — 26.0%
Adobe *	3,571	1,322,484
Advanced Micro Devices *	34,030	2,557,354
Amphenol, Cl A	43,156	3,442,554
Apple	12,089	1,744,322
ASML Holding, Cl G	2,120	1,400,981
CDW	8,238	1,614,895
Entegris	42,086	3,396,761
EPAM Systems *	4,509	1,499,919
Gartner *	5,240	1,771,854
Intuit	3,513	1,484,840
Mastercard, Cl A	20,889	7,741,463
Microsoft	14,354	3,557,065
Monolithic Power Systems	6,105	2,604,149
NVIDIA	6,907	1,349,420
Palo Alto Networks *	53,289	8,453,767
Roper Technologies	11,321	4,831,237

		48,773,065

MATERIALS — 6.7%
Martin Marietta Materials	20,298	7,299,973
Sherwin-Williams	22,437	5,308,370

		12,608,343

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

REAL ESTATE — 1.4%
SBA Communications, Cl A ‡	8,645	$2,572,147

TOTAL COMMON STOCK (Cost $127,189,428)		183,245,571

CASH EQUIVALENT — 1.3%
First American Government Obligations Fund, Cl X, 4.140% (A)	2,529,036	2,529,036

TOTAL CASH EQUIVALENT (Cost $2,529,036)		2,529,036

TOTAL INVESTMENTS — 99.1% (Cost $129,718,464)		$185,774,607

Percentages are based on Net Assets of $187,406,951.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of January 31, 2023.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

ATF-QH-005-0900

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND JANUARY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.8%	Shares	Value

COMMUNICATION SERVICES — 2.8%
Comcast, Cl A	114,812	$4,517,852
Nexstar Media Group, Cl A	21,030	4,306,313

		8,824,165

CONSUMER DISCRETIONARY — 3.4%
Dick’s Sporting Goods	36,903	4,825,436
Home Depot	10,967	3,555,172
Ralph Lauren, Cl A	18,857	2,335,440

		10,716,048

ENERGY — 8.4%
Enterprise Products Partners	543,549	13,914,854
EOG Resources	31,963	4,227,107
Magellan Midstream Partners	156,675	8,366,445

		26,508,406

FINANCIALS — 18.4%
AllianceBernstein Holding	62,678	2,376,123
Ares Management, Cl A	51,550	4,278,135
Blackstone, Cl A	115,571	11,090,193
Brookfield	180,080	6,698,976
Brookfield Asset Management, Cl A *	45,020	1,469,903
Charles Schwab	110,609	8,563,349
CME Group, Cl A	48,028	8,484,626
Goldman Sachs Group	14,563	5,327,291
JPMorgan Chase	33,539	4,694,119
Morgan Stanley	50,058	4,872,145

		57,854,860

HEALTH CARE — 18.3%
Abbott Laboratories	108,986	12,048,402
AbbVie	27,250	4,026,188
AstraZeneca PLC ADR	184,900	12,086,913
Elevance Health	27,214	13,606,728
Eli Lilly	25,274	8,698,047
Johnson & Johnson	20,243	3,308,111
Merck	31,504	3,383,845

		57,158,234

INDUSTRIALS — 6.5%
L3Harris Technologies	45,690	9,815,126
Robert Half International	40,525	3,402,479

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK (continued)	Shares	Value

INDUSTRIALS (continued)
Union Pacific	12,619	$2,576,673
Waste Management	30,200	4,672,846

		20,467,124

INFORMATION TECHNOLOGY — 15.4%
Accenture PLC, Cl A	9,003	2,512,287
Apple	71,763	10,354,683
Broadridge Financial Solutions	40,113	6,031,391
International Business Machines	30,513	4,111,017
Microchip Technology	87,699	6,807,196
Microsoft	44,362	10,993,347
Texas Instruments	42,303	7,496,515

		48,306,436

REAL ESTATE — 12.6%
American Tower, Cl A ‡	51,310	11,462,141
Equinix ‡	7,112	5,249,581
Iron Mountain ‡	97,331	5,312,326
Prologis ‡	40,423	5,225,885
VICI Properties, Cl A ‡	357,506	12,219,555

		39,469,488

UTILITIES — 10.0%
Brookfield Infrastructure Partners	255,638	9,034,247
Brookfield Renewable Partners	318,840	9,294,186
NextEra Energy	63,070	4,706,914
NextEra Energy Partners	81,908	6,003,857
Xcel Energy	33,294	2,289,628

		31,328,832

TOTAL COMMON STOCK (Cost $230,781,821)		300,633,593

CASH EQUIVALENT — 4.0%
First American Government Obligations Fund, Cl X, 4.140% (A)	12,660,740	12,660,740

TOTAL CASH EQUIVALENT (Cost $12,660,740)		12,660,740

TOTAL INVESTMENTS — 99.8% (Cost $243,442,561)		$313,294,333

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND JANUARY 31, 2023 (Unaudited)

Percentages are based on Net Assets of $314,028,932.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of January 31, 2023.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

ATF-QH-006-0900

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JANUARY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.8%	Shares	Value

AUSTRALIA — 3.5%
BHP Group	311,265	$10,901,184
Woodside Energy Group	149,588	3,873,419

		14,774,603

BRAZIL — 1.8%
MercadoLibre *	6,378	7,536,819

CANADA — 4.8%
Brookfield	178,036	6,622,939
Canadian National Railway	54,462	6,485,880
Ritchie Bros Auctioneers	117,915	7,130,320

		20,239,139

CHINA — 8.2%
Alibaba Group Holding ADR *	74,691	8,230,948
Alibaba Group Holding *	235,000	3,230,937
Meituan, Cl B *	23,100	516,421
Tencent Holdings	236,000	11,500,025
Yum China Holdings	175,910	10,837,815

		34,316,146

DENMARK — 1.4%
Vestas Wind Systems	202,343	5,920,879

FRANCE — 5.9%
Air Liquide	60,865	9,691,258
Airbus	49,365	6,188,662
LVMH Moet Hennessy Louis Vuitton	10,206	8,909,551

		24,789,471

GERMANY — 5.4%
HeidelbergCement	98,108	6,731,891
Siemens	55,187	8,620,466
Symrise, Cl A	68,879	7,322,472

		22,674,829

HONG KONG — 2.6%
AIA Group	970,500	10,974,072

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK (continued)	Shares	Value

INDIA — 2.9%
HDFC Bank ADR	181,438	$12,221,664

IRELAND — 2.0%
ICON PLC *	36,337	8,383,309

ITALY — 1.2%
Ferrari	20,419	5,102,363

JAPAN — 11.2%
Daikin Industries	39,000	6,774,094
FANUC	50,000	8,834,485
Nidec	79,000	4,378,089
Sony Group	84,000	7,505,533
Sysmex	89,000	5,908,273
Tokio Marine Holdings	269,000	5,634,128
Toyota Motor	551,000	8,091,833

		47,126,435

MEXICO — 1.2%
Fomento Economico Mexicano ADR	57,319	5,032,608

NETHERLANDS — 1.9%
ASML Holding	12,023	7,954,956

NORWAY — 1.5%
Equinor	207,435	6,321,927

SINGAPORE — 2.7%
DBS Group Holdings	415,000	11,361,153

SPAIN — 4.9%
Amadeus IT Group *	162,267	10,223,421
Banco Santander	2,910,229	10,171,032

		20,394,453

SWEDEN — 2.8%
Assa Abloy, Cl B	287,671	6,776,453
Hexagon, Cl B	431,978	4,951,982

		11,728,435

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK (continued)	Shares	Value

SWITZERLAND — 8.3%
Alcon	108,182	$8,163,258
Chubb	37,963	8,636,203
Julius Baer Group	141,538	9,078,865
Novartis	96,389	8,714,441

		34,592,767

TAIWAN — 1.6%
Taiwan Semiconductor Manufacturing ADR	71,936	6,670,625

UNITED KINGDOM — 18.4%
AstraZeneca PLC	73,253	9,597,046
BAE Systems PLC	1,055,208	11,170,469
Compass Group PLC	405,774	9,693,123
Diageo PLC	172,076	7,524,202
InterContinental Hotels Group PLC	131,579	9,134,677
Lloyds Banking Group PLC	18,476,363	12,024,317
London Stock Exchange Group PLC	80,613	7,379,704
Shell PLC	359,612	10,557,397

		77,080,935

UNITED STATES — 1.6%
Euronet Worldwide *	60,060	6,767,561

TOTAL COMMON STOCK (Cost $368,405,260)		401,965,149

CASH EQUIVALENT — 3.8%
First American Government Obligations Fund, Cl X, 4.140% (A)	15,814,239	15,814,239

TOTAL CASH EQUIVALENT (Cost $15,814,239)		15,814,239

TOTAL INVESTMENTS — 99.6% (Cost $384,219,499)		$417,779,388

Percentages are based on Net Assets of $419,515,140.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2023.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JANUARY 31, 2023 (Unaudited)

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

ATF-QH-007-0800